Voyage revenues (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 1,427,423	$ 693,241	$ 821,365
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	745,442	309,503	373,927
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	683,146	385,482	437,779
Pool adjustment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ (1,165)	$ (1,744)	$ 9,659